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                                              Rule 497(d)
                                              Reg. No. 333-35970



                              National Equity Trust
                       Low Five Portfolio Series 217

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.